6. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Loan outstanding balance			$ 65,292
Research and Development	79,586	93,179	439,536	489,434
Rent expense	4,999	3,305	14,137	13,565
Interest expense and related accrued interest payable			1,954
Additional payment				1,280
Additional loan			$ 572